Other financial liabilities	12 Months Ended
Jun. 30, 2025
Other Financial Liabilities Current [Abstract]
Other financial liabilities
Note 17. Other financial liabilities

	June 2025	June 2024
	A$’000	A$’000

Current liabilities
Prefunded and ordinary warrants	3,150	6,478

Reconciliation
Opening balance	6,478	—
Prefunded and ordinary warrants at initial recognition	3,034	8,599
Prefunded and ordinary warrants exercised	(8,840)	(864)
Loss / (gain) on remeasurement of other financial liabilities	2,478	(1,257)

Prefunded and ordinary warrants at period end	3,150	6,478

On 30 November, 2023, the Consolidated Entity entered into the Securities Purchase Agreement with an institutional investor, pursuant to which we issued and sold (A) in a registered direct offering, 52,400 ADSs and pre-funded
warrants to purchase up to 36,488 ADS, and (B) in a concurrent private placement, the Ordinary Warrants to purchase up to 88,888 ADSs, for nil consideration, which have an exercise price of US$29.150 per ADS, are exercisable immediately and will expire on 5 June, 2029. The Ordinary Warrants were determined to be classified as a financial liability and a derivative under IAS 32 because they are denominated in a foreign currency, causing the value to vary with the USD/AUD exchange rate and the Consolidated Entity’s share price, requires a smaller net investment, and is settled at a future date. The initial fair value of the Ordinary Warrants was A$3,020,316. Additionally, as a part of the Securities Purchase Agreement, warrants were issued to the broker with an initial fair value of A$132,763. Transaction costs of A$382,463 were incurred. Gross proceeds from the pre-funded
warrants and Ordinary Warrants totaled A$2,637,853. On 21 February, 2024, the pre-funded
warrants were exercised for gross proceeds of A$27,725.
In connection with the Purchase Agreement with Alumni Capital described in Note 18, the Consolidated Entity issued warrants to purchase ADSs (“Warrant ADS”) that are accounted for at fair value through profit and loss. The Warrant ADS were determined to be classified as a financial liability and a derivative under IAS 32 because they are denominated in a foreign currency, causing the value to vary with the USD/AUD exchange rate and the Consolidated Entity’s share price, requires a smaller net investment, and is settled at a future date. The initial fair value of the warrants issued was A$5,445,887. Alumni Capital can purchase a number of Warrant ADSs from the Consolidated Entity, calculated as 5% of the total commitment amount minus any previous exercises, divided by the exercise price on the exercise date. The exercise price for each Warrant ADS is determined by dividing US$6,000,000 by the total number of ordinary shares on the exercise date, then multiplying by the current ADS to ordinary share ratio.
On the 17 May 2024 the above terms were amended such that the outstanding warrants had an amended exercise price to US$13.50 per ADS and new warrant to purchase up to 22,000 ADSs issued with an exercise price of US$13.50 per ADS.
On 11 July 2024, warrants to purchase 22,000 ADSs with an exercise price of US$13.50 per ADS representing 11,000,000 ordinary shares were exercised along with 2/3 of the warrants Alumni Capital were entitled to (outlined in the paragraph above). Alumni Capital purchased 515,729 ADSs representing 25,786,480 ordinary shares for US$0.9695 per ADS as a result of that exercise. The exercised fair value of the warrants exercised was A$6,459,840. The Company received gross proceeds of US$1,178,106. As of 30 June 2025 there are 5,000 Warrant ADS outstanding related to the Purchase Agreement.
On 1
4
 January 2025, the Consolidated Entity entered into a securities purchase agreement with an institutional investor (the “January SPA”), pursuant to which we issued and sold (A) in a registered direct offering, 110,688 ADSs and pre-funded
warrants to purchase up to 155,979 ADS, and (B) in a concurrent private placement, the Ordinary Warrants to purchase up to 266,667 ADSs, for nil consideration, which have an exercise price of US$7.50 per ADS, are exercisable immediately and will expire on 14 June, 2030. The Ordinary Warrants were determined to be classified as a financial liability and a derivative under IAS 32 because they are denominated in a foreign currency, causing the value to vary with the USD/AUD exchange rate and the Consolidated Entity’s share price, requires a smaller net investment, and is settled at a future date. The initial fair value of the Ordinary Warrants and pre-funded
warrants was A$2,545,276 and A$1,908,568, and A$76,358, respectfully. Additionally, as a part of the January SPA, Ordinary Warrants to purchase up to 8,000 ADS representing 200,000 ordinary shares were issued to the broker with an initial fair value of A$76,358. Transaction costs of A$228,422 were incurred. Because the total fair value of the instruments issued (A$4,530,203
)
exceeded the total gross proceeds of A$3,263,047, the excess of A$1,495,705 was expensed.
On 30 January 2025, the
pre-funded
warrants were exercised at a fair value of A$2,380,271 and is included as an addition to share capital.